Note 7 - Notes Payable (Details) - Investor	9 Months Ended
Sep. 30, 2015 USD ($)
Debt Instrument, Face Amount	$ 200,000
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Debt Instrument, Maturity Date	Mar. 01, 2016